Deferred Tax Assets and Liabilities - Tax Credit Carryforwards Expiration Dates (Detail) - Tax loss carryforwards [member] ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 182,617
December 31, 2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	16,710
December 31, 2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	75,626
December 31, 2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	40,824
December 31, 2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	40,965
December 31, 2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	4,593
December 31, 2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 3,899